Shareholder Report, Holdings (Details) - C000222167	Dec. 31, 2025
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.90%
149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
09290D101 | BlackRock, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
808513105 | Charles Schwab Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	4.70%
760759100 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.70%
580135101 | McDonald's Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
244199105 | Deere & Company
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Health Care075887109
Holdings [Line Items]
Percent of Total Investments	99.90%
Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	0.10%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Communications
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Financials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.30%